INTANGIBLE ASSETS, NET - Summary of Components of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 1,550	$ 1,550	$ 1,550
Less: accumulated amortization	(1,311)	(1,287)	(1,148)
Intangible assets, net	239	263	402
Trade Name [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	1,280	$ 1,280	1,280
Trade Name [Member] | Minimum
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)		10 years
Trade Name [Member] | Maximum
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)		13 years
Technology [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 270	$ 270	$ 270
Useful lives (in years)	13 years	13 years
Technology [Member] | Minimum
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	10 years
Technology [Member] | Maximum
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	13 years